Information about Components of Equity - Schedule of Financial Statements (Details) - Bioceres S.A [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Information about Components of Equity - Schedule of Financial Statements (Details) [Line Items]
Current assets	$ 19,390,689	$ 37,499,373
Non-current assets	(12,909,646)	78,742,912
Total assets	6,481,043	116,242,285
Current liabilities	97,284,715	47,526,407
Non-current liabilities	238,458	14,689,742
Total liabilities	97,523,173	62,216,149
Total equity	(91,042,130)	54,026,136
Total liabilities and equity	6,481,043	116,242,285
Revenues	780,952	1,422,707	$ 1,074,655
Government grants	3,412	197,519	49,185
Gross margin	784,364	1,620,226	1,123,840
Research and development expenses	(223,688)	(239,446)	(175,737)
Selling, general and administrative expenses	(2,275,441)	(3,248,643)	(3,287,433)
Share of profit or loss of subsidiaries	(33,367,101)	(3,285,724)	5,287,879
Share of profit or loss of joint ventures and associates	(285)	(2,592)	(3,917)
Other income / (loss), net	(56,484,792)	11,126	249,372
Operating loss	(91,566,943)	(5,145,053)	3,194,004
Financial results	2,891,781	(1,128,752)	(4,327,324)
Loss before taxes	(88,675,162)	(6,273,805)	(1,133,320)
Income tax	(1,653,797)	471,416	(463,175)
Result for the year	(90,328,959)	(5,802,389)	(1,596,495)
Revaluation of property, plant and equipment, net of tax			(434,390)
Foreign exchange differences on translation of foreign operations	(5,467,311)	(3,865,328)	(5,182,181)
Total comprehensive result	$ (95,796,270)	$ (9,667,717)	$ (7,213,066)